Hybrid Bonds - Hybrid Bonds Issued by POSCO ENERGY Co., Ltd. (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Hybrid bond 1-4 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.21%
POSCO ENERGY CO., LTD. [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 0	₩ 139,571
POSCO ENERGY CO., LTD. [member] | Hybrid bond 1-4 [member]
Disclosure of detailed information about borrowings [line items]
Date of issue	Aug. 29, 2013
Date of maturity	Aug. 29, 2043
Interest rate (%)	5.21%
POSCO ENERGY CO., LTD. [member] | Gross amount [member] | Hybrid bond 1-4 [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 0	140,000
POSCO ENERGY CO., LTD. [member] | Issuance cost [member]
Disclosure of detailed information about borrowings [line items]
Hybrid bond	₩ 0	₩ (429)